SUPPLEMENT DATED JULY 11, 2008 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2008

This Supplement replaces and supersedes the Supplement dated June 12, 2008.

1.  The chart entitled “Officers Who Are Not Trustees” on page I-7 is deleted and replaced with the following:

OFFICERS WHO ARE NOT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years
Joseph I. Benedek 8/2/57	Treasurer since 1988	Treasurer and Principal Accounting Officer of First Investors Management Company, Inc.
Ruta M. Carroll 2/10/62	Secretary since 11/15/07	Assistant Counsel of First Investors Management Company, Inc., since 2004.
Larry R. Lavoie 9/12/47	Chief Compliance Officer, 8/20/04 to 6/2/08 and 6/19/08 to present.	General Counsel of First Investors Corporation and various affiliates. Director of First Investors Corporation and various affiliates.
* Officers are generally elected and appointed by the Board for one-year terms.

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